Note 9 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2025
Note 9 - Deferred Charges, Net
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2024	$54,202
Additions	15,831
Amortization	(17,345)
Balance, December 31 2024	52,688
Additions	20,898
Amortization	(19,794)
Balance, December 31, 2025	$53,792